List Of Significant Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Disclosures About Segments And Related Information [Abstract]
List Of Significant Subsidiaries

Name	Location	% Ownership December 31,
		2010	2011
ASM Europe B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM United Kingdom Sales B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM Germany Sales B.V. [1]	Almere, the Netherlands	100.00%	100.00%
ASM Pacific Holding B.V. [3]	Almere, the Netherlands	100.00%	100.00%
Advanced Semiconductor Materials (Netherlands Antilles) N.V.	Willemstad, Curacao, Netherlands Antilles	100.00%	100.00%
ASM France S.A.R.L.	Montpellier, France	100.00%	100.00%
ASM Belgium N.V.	Leuven, Belgium	100.00%	100.00%
ASM Italia S.r.l.	Agrate, Italy	100.00%	100.00%
ASM Microchemistry Oy	Helsinki, Finland	100.00%	100.00%
ASM Services and Support Ireland Ltd.	Dublin, Ireland	100.00%	100.00%
ASM Services and Support Israel Ltd	Tel Aviv, Israel	100.00%	100.00%
ASM America, Inc.	Phoenix, Arizona, United States	100.00%	100.00%
ASM Japan K.K.	Tokyo, Japan	100.00%	100.00%
ASM Wafer Process Equipment Ltd.	Quarry Bay, Hong Kong, People's Republic of China	100.00%	100.00%
ASM China Trading Ltd.	Shanghai, People's Republic of China	100.00%	100.00%
ASM Wafer Process Equipment Singapore Pte Ltd.	Singapore	100.00%	100.00%
ASM Far East Marketing Ltd.	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Front-End Sales & Services Taiwan Co., Ltd.	Hsin-Chu, Taiwan	100.00%	100.00%
ASM Front-End Manufacturing Singapore Pte Ltd.	Singapore	100.00%	100.00%
ASM NuTool, Inc.	Phoenix, Arizona, United States	100.00%	100.00%
ASM Genitech Korea Ltd.	Cheonan, South Korea	100.00%	100.00%
ASM Pacific Technology Ltd.	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Assembly Automation Ltd. [2]	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Assembly Materials Ltd. [2]	Kwai Chung, Hong Kong, People's Republic of China	52.36%	52.17%
ASM Technology Singapore Pte Ltd. [2]	Singapore	52.36%	52.17%
ASM Technology (M) Sdn. Bhd. [2]	Johor Bahru, Malaysia	52.36%	52.17%
ASM Semiconductor Materials (Shenzhen) Co. Ltd. [2]	Shenzhen, People's Republic of China	52.36%	52.17%
Edgeward Development Ltd. [2]	Guernsey, Channel Islands	52.36%	52.17%
Shenzhen ASM Micro Electronic Technology Co. Ltd. [2]	Shenzhen, People's Republic of China	52.36%	52.17%
ASM Assembly Systems Management GmbH. [4]	Munich, Germany	n/a	52.17%
ASM Assembly Systems Management GmbH & C o K G 4	Munich, Germany	n/a	52.17%
ASM Assembly Systems Ltd [4]	Shanghai, People's Republic of China	n/a	52.17%
ASM Assembly Systems Ltd [4]	Manchester, United Kingdom	n/a	52.17%
ASM Assembly Systems SAS [4]	Bussy Saint Georges, France	n/a	52.17%
ASM (Assembly Systems) GmbH [4]	Vienna, Austria	n/a	52.17%
ASM (Assembly Systems) GmbH & C o K G 4	Vienna, Austria	n/a	52.17%
ASM Assembly Systems, LLC [4]	Suwanee, United States	n/a	52.17%
ASM Assembly Systems S. de R.L. de C. V. [4]	Jalisco, Mexico	n/a	52.17%
ASM Assembly Systems Pte. Ltd. [4]	Singapore	n/a	52.17%
ASM Assembly Systems AB. [4]	Sollentuna, Sweden	n/a	52.17%
ASM Assembly Systems S.r.l. [4]	Milan, Italy	n/a	52.17%
ASM Sistemas para Montagem de Componentes Eletrônicos Ltda [4]	São Paulo, Brazil	n/a	52.17%

(1)	For these subsidiaries ASM International N.V. has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
(2)	100% subsidiaries of ASM Pacific Technology Ltd.
(3)	Established in 2008, ASM Pacific Holding B.V. is holding 52.17% of the shares in ASM Pacific Technology Ltd.
(4)	100% subsidiaries of ASM Pacific Technology Ltd., Acquired January 7, 2011.